Cash and Cash Equivalents FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Cash and Cash Equivalents	Note 6 Cash and Cash Equivalents Cash at banks and on hand earns interest at floating rates based on daily bank deposit rates.